Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Supplemental Cash Flow Information - Schedule Of Supplemental Cash Flow Information
Supplemental disclosure of cash flow information: Interest paid	$ 4,110
Supplemental disclosure of cash flow information: Income tax paid
Issuance of convertible preferred stock for Merger	566,124
Reclass of shares settled liability for intangible asset to stock-based compensation	1,000
Issuance of common stock - subsidiary share exchange	2,042
Reclass of shares settled liability to additional paid-in capital for issuance of common stock	9,054
Lender advanced loan proceeds direct to fuboTV	7,579
Accrued Series D Preferred Stock dividends	17
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock settlement of liability	171
Common stock issued for lease settlement		130
Right-of-use assets exchanged for operating lease liabilities	$ 5,395